Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 3
Entity Central Index Key	0001104631
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class A
Trading Symbol	SPFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class A	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 1,632,150,036
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class C
Trading Symbol	SPFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class C	$93	1.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
Net Assets	$ 1,632,150,036
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class Z
Trading Symbol	SPFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class Z	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 1,632,150,036
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth Fund
Class Name	Class R6
Trading Symbol	PSGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Focused Growth Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth Fund—Class R6	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,632,150,036
Holdings Count | Holding	33
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,632,150,036
Number of fund holdings	33
Portfolio turnover rate for the period	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.3%
Broadline Retail	11.8%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.5%
Entertainment	5.2%
Financial Services	3.9%
Consumer Staples Distribution & Retail	2.9%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.6%
Industry Classification	% of Net Assets
Media	1.5%
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.1%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
IT Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class A
Trading Symbol	SUVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class A	$59	1.11%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%
Net Assets	$ 336,380,691
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class C
Trading Symbol	SUVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class C	$112	2.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.13%
Net Assets	$ 336,380,691
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R
Trading Symbol	PRVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R	$70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
Net Assets	$ 336,380,691
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class Z
Trading Symbol	SUVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Value Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class Z	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 336,380,691
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	SUVQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Value Fund
(the “Fund”) for the period of March 1, 2024 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Value Fund— Class R6	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 336,380,691
Holdings Count | Holding	260
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 336,380,691
Number of fund holdings	260
Portfolio turnover rate for the period	35%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	9.0%
Oil, Gas & Consumable Fuels	8.4%
Health Care Providers & Services	5.5%
Financial Services	5.3%
Insurance	5.2%
Pharmaceuticals	4.9%
Capital Markets	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Food Products	2.8%
Machinery	2.7%
Media	2.7%
Diversified Telecommunication Services	2.3%
Consumer Staples Distribution & Retail	2.2%
Household Durables	2.2%
Electric Utilities	1.9%
Biotechnology	1.8%
Containers & Packaging	1.8%
Hotels, Restaurants & Leisure	1.7%
Automobiles	1.6%
Chemicals	1.5%
Mortgage Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Passenger Airlines	1.4%
Consumer Finance	1.4%
Tobacco	1.3%
Health Care Equipment & Supplies	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Metals & Mining	1.2%
IT Services	1.1%
Specialty Retail	1.1%
Specialized REITs	1.1%
Energy Equipment & Services	1.0%
Household Products	1.0%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Automobile Components	1.0%
Trading Companies & Distributors	0.9%
Air Freight & Logistics	0.8%
Gas Utilities	0.8%
Life Sciences Tools & Services	0.7%
Building Products	0.7%
Electronic Equipment, Instruments & Components	0.6%
Unaffiliated Exchange-Traded Funds	0.5%
Industrial Conglomerates	0.5%
Leisure Products	0.4%
Independent Power & Renewable Electricity Producers	0.4%
Broadline Retail	0.4%
Professional Services	0.4%
Entertainment	0.4%
Hotel & Resort REITs	0.3%
Communications Equipment	0.3%
Diversified Consumer Services	0.3%
Electrical Equipment	0.3%
Wireless Telecommunication Services	0.3%
Construction & Engineering	0.3%
Residential REITs	0.3%
Software	0.2%
Beverages	0.2%
Industrial REITs	0.2%
Retail REITs	0.1%
Office REITs	0.1%
Health Care REITs	0.1%
Affiliated Mutual Fund - Short-Term Investment	0.1%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM Strategic Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class A
Trading Symbol	PUCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class A	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
Net Assets	$ 1,059,302,901
Holdings Count | Holding	851
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0

PGIM Strategic Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class C
Trading Symbol	PUCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class C	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 1,059,302,901
Holdings Count | Holding	851
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0

PGIM Strategic Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class Z
Trading Symbol	PUCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class Z	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,059,302,901
Holdings Count | Holding	851
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0

PGIM Strategic Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Strategic Bond Fund
Class Name	Class R6
Trading Symbol	PUCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Strategic Bond Fund (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Strategic Bond Fund—Class R6	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 1,059,302,901
Holdings Count | Holding	851
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 1,059,302,901
Number of fund holdings	851
Portfolio turnover rate for the period	162%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	23.6
AA	11.0
A	6.9
BBB	17.9
BB	23.6
B	7.9
CCC	3.6
C	0.1
Not Rated	4.5
Cash/Cash Equivalents	0.9
Total	100.0